Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	BOS BETTER ONLINE SOLUTIONS LTD
Entity Central Index Key	0001005516
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	4,257,790
Entity Incorporation State Country Code	L3
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false